Commitments and Contingencies (Details Narrative) - USD ($)						3 Months Ended	12 Months Ended
	Jun. 20, 2023	May 04, 2023	May 03, 2023	Nov. 08, 2021	Nov. 05, 2021	Mar. 31, 2024	Dec. 31, 2023	Jun. 28, 2023	Dec. 31, 2022
Underwriting cash discount per unit							$ 0.20
Aggregate underwriter cash discount							$ 900,000
Deferred underwriting commission fee (per unit)							$ 0.40
Deferred underwriting fee payable							$ 13,800,000
Aggregate deferred underwriting fee payable							14,700,000
Underwriter cash discount							$ 900,000
Number of shares issued						164,614,418
Ordinary shares, par value (in dollar per share)						$ 0.0001	$ 0.0001
Common Class A [Member]
Ordinary shares, par value (in dollar per share)							$ 0.0001	$ 0.0001	$ 0.0001
Purchase Agreement [Member] | Common Class A [Member] | Sponsor [Member] | SSVK Associates, LLC [Member]
Number of shares issued		7,988,889
Purchase price		$ 1.00
Investor [Member] | Subscription Agreement [Member]
Initial capital contribution			$ 151,000
Number of shares issued			151,000
Minimum period for payment in case of liquidation			5 days
Investor [Member] | Subscription Agreement [Member] | Sponsor [Member]
Minimum period for receiving spac loan from de-spac closing			5 days
Amount of initial capital considered to issue one share			$ 10.00
Maximum reasonable attorney fees			$ 5,000
Investor [Member] | Subscription Agreement [Member] | Common Class A [Member]
Number of shares issued			151,000
Ordinary shares, par value (in dollar per share)			$ 0.0001
Investor [Member] | Second Subscription Agreement [Member]
Initial capital contribution	$ 750,000						$ 750,000
Investor [Member] | Second Subscription Agreement [Member] | Sponsor [Member]
Minimum period for receiving spac loan from de-spac closing	5 days
Amount of initial capital considered to issue one share	$ 10.00
Maximum reasonable attorney fees	$ 5,000
Over-Allotment Option [Member]
Underwriting option period							45 days
Sale of units, net of underwriting discounts (in shares)				4,500,000	4,500,000		4,500,000
IPO [Member]
Payment of underwriter discount							$ 6,000,000
Deferred underwriting fee payable							$ 13,800,000
Private Placement [Member]
Sale of units, net of underwriting discounts (in shares)				1,360,000
Private Placement [Member] | Sponsor [Member]
Sale of units, net of underwriting discounts (in shares)				90,000
Private Placement [Member] | Purchase Agreement [Member] | Sponsor [Member] | SSVK Associates, LLC [Member]
Number of shares issued		1,000,000